Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the consolidated balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2024, up through the date the Company issued the consolidated financial statements.

On August 5, 2024, the Company and the Lender agreed to amend the Second Eternal Loan (the “Second Eternal Loan Amendment”) to change the final repayment date to March 31, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 5, 2024, the Company entered into a loan agreement with Eternal for a loan facility in the principal amount of up to $1,500,000, on an unsecured basis and bearing no interest (the “Seventh Eternal Loan”). The Seventh Eternal Loan is available for drawdown by the Borrower in unlimited number of installments in the period form August 5, 2024 to March 31, 2025. The final repayment date is March 31, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Third Eternal Loan (the “Third Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Fifth Eternal Loan (the “Fifth Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

On August 6, 2024, the Company and the Lender agreed to amend the Sixth Eternal Loan (the “Sixth Eternal Loan Amendment”) to change the final repayment date to January 1, 2025 or, if earlier, the date of the consummation of the initial business combination of the Company.

NOTE 8.    SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up through the date the Company issued the financial statements.

On January 2, 2024, the Company received a transfer from the Sponsor in the amount of $203,409. This transfer constitutes an additional borrowing beyond the initial terms of the Sixth Eternal Loan.